Net (Loss) Income Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net Loss Per Share

23. NET (LOSS) INCOME PER SHARE

During the years ended December 31, 2016, 2017 and 2018, the Group has determined that its convertible redeemable participating preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. The Group determined that the nonvested restricted shares of the founders are participating securities as the holders of the nonvested restricted shares have a nonforfeitable right to receive dividends with all ordinary shares but the nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, the Group uses the two class method of computing net loss per share, for ordinary shares, nonvested restricted shares and preferred shares according to the participation rights in undistributed earnings.

23. NET (LOSS) INCOME PER SHARE – CONTINUED

However, undistributed loss is only allocated to ordinary shareholders because holders of preferred shares and nonvested restricted shares are not contractually obligated to share losses.

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Basic net income per share calculation Numerator:
Net income for the year attributable to the Company:	23,946	167,682	340,046
Less: Accretion of Series A Shares	3,209	3,762	177
Less: Accretion of Series B-1 Shares	2,738	3,127	368
Less: Accretion of Series B-2 Shares	30,121	34,382	4,049
Less: Deemed dividend to preferred shareholders	—	—	209,752
Less: Undistributed earnings allocated to Series A preferred shareholders	—	48,753	4,521
Less: Undistributed earnings allocated to Series B-1 preferred shareholders	—	1,361	126
Less: Undistributed earnings allocated to Series B-2 preferred shareholders	—	14,220	1,319
Less: Undistributed earnings allocated to participating nonvested restricted shares	—	15,957	6,244
Net (loss)/income attributed to ordinary shareholders for computing net (loss)/income per ordinary shares—basic	(12,122)	46,120	113,490
Denominator:
Weighted average ordinary shares outstanding used in computing net (loss)/income per ordinary shares – basic	55,612,626	67,777,592	211,873,704
Net (loss)/income per ordinary share attributable to ordinary shareholders—basic	(0.22)	0.68	0.54
Diluted net (loss)/income per share calculation
Net (loss)/income attributable to ordinary shareholders for computing net (loss)/income per ordinary shares—basic	(12,122)	46,120	113,490
Add: adjustments to undistributed earnings to participating securities	—	3,519	648
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary shares—basic	(12,122)	49,639	114,138
Denominator:
Weighted average ordinary shares basic outstanding	55,612,626	67,777,592	211,873,704
Effect of potentially diluted stock options, restricted stocks and RSUs	—	8,514,309	13,160,946
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary shares—dilute	55,612,626	76,291,901	225,034,650
Net (loss) income per ordinary share attributable to ordinary shareholders—diluted	(0.22)	0.65	0.51

23. NET (LOSS) INCOME PER SHARE – CONTINUED

For the year ended December 31, 2016, 2017 and 2018, the following shares outstanding were excluded from the calculation of diluted net (loss)/income per ordinary shares, as their inclusion would have been anti-dilutive for the year presented:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Shares issuable upon exercise of share options, restricted stocks and RSUs	11,891,695	12,683,366	705,407
Shares issuable upon vesting of nonvested restricted shares	34,175,372	23,450,173	11,657,620
Shares issuable upon conversion of Series A shares	71,641,792	71,641,792	—
Shares issuable upon conversion of Series B-1 shares	2,000,000	2,000,000	—
Shares issuable upon conversion of Series B-2 shares	20,895,523	20,895,523	—